Goldman Sachs Short Duration Government Fund Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofAML Two-Year U.S.Treasury Note Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	1.42%	1.59%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	0.51%	1.11%
Performance Inception Date	May 01, 1997
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.86%	(0.30%)	0.35%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.82%	0.04%	0.51%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.57%	0.41%	0.87% [1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.99%	1.14%	1.60%
Performance Inception Date	Aug. 15, 1988
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	0.64%	1.10%
Performance Inception Date	Apr. 10, 1996
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.08%	1.53%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	1.15%	1.61%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.